Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
Provider agreements for locations awaiting installation of EV charging stations	$3,062,541
Awarded government grants for installation of charging stations	638,000
Trademark	300,000
Present value of EV charging stations to be acquired in October 2016	150,000
Total	$4,150,541
Less accumulated amortization at September 30, 2013	(154,091)
Balance at September 30, 2013	$3,996,450

Schedule of intangible assets amortization expense
Year ending December 31,:
2013 (remaining three months)	$288,158
2014	534,704
2015	623,148
2016	977,414
2017	640,480
2018 and thereafter	932,546
Total	$3,996,450